Introduction	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Introduction
Introduction
Corporate Information
Millicom International Cellular S.A. (the “Company” or “MIC S.A.”), a Luxembourg Société Anonyme, and its subsidiaries, joint ventures and associates (the “Group” or “Millicom”) is an international telecommunications and media group providing digital lifestyle services in emerging markets, through mobile and fixed telephony, cable, broadband, Pay-TV in Latin America (Latam) and Africa.
The Company’s shares are traded as Swedish Depositary Receipts on the Stockholm stock exchange under the symbol TIGO SDB (formerly MIC SDB) and, since January 9, 2019, on the Nasdaq Stock Market in the U.S. under the ticker symbol TIGO. The Company has its registered office at 2, Rue du Fort Bourbon, L-1249 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Register of Commerce under the number RCS B 40 630.
On February 28, 2019, the Board of Directors authorized these consolidated financial statements for issuance.
Business activities
Millicom operates its mobile businesses in Central America (El Salvador, Guatemala and Honduras) in South America (Bolivia, Colombia and Paraguay), and in Africa (Chad, Ghana and Tanzania).
Millicom operates various cable and fixed line businesses in Latam (Colombia, Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua, Bolivia, Paraguay and Panama). Millicom also provides direct to home satellite service in most of its Latam countries.
On December 31, 2015, Millicom deconsolidated its operations in Guatemala and Honduras which are, since that date and for accounting purposes, under joint control.
Millicom has investments in online/e-commerce businesses in several countries in Latam and Africa, investments in a tower holding company in Africa and various investments in start-up businesses providing e-payments and content to its mobile and cable customers.
IFRS Consolidated Financial Statements
Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the IASB (IFRS). They are also compliant with International Financial Reporting Standards as adopted by the European Union. This is in accordance with Regulation (EC) No 1606/2002 of the European Parliament and of the Council of July 19, 2002, on the application of international accounting standards for listed companies domiciled in the European Union.
The financial statements have been prepared on an historical cost basis, except for certain items including derivative financial instruments and call options (measured at fair value), financial instruments that contain obligations to purchase own equity instruments (measured at the present value of the redemption price), and property, plant and equipment under finance leases (initially measured at the lower of fair value and present value of the future minimum lease payments).
This section contains the Group’s significant accounting policies that relate to the financial statements as a whole. Significant accounting policies specific to one note are included within that note. Accounting policies relating to non-material items are not included in these financial statements.
Consolidation
The consolidated financial statements of the Group comprise the financial statements of the Company and its subsidiaries as of December 31 of each year. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.
All intra-group balances, transactions, income and expenses, and profits and losses resulting from intra-group transactions are eliminated.
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:
(i)    Assets and liabilities are translated at the closing rate on the date of the statement of financial position;

(ii)
Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

(iii)	All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated income statement as part of gain or loss on sale or loss of control.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2018, 2017 and 2016 and the average rates for the years ended December 31, 2018, 2017 and 2016.

Exchange Rates to the US Dollar	Functional Currency	2018 Average Rate	2018 Year-end Rate	Change %	2017 Average Rate	2017 Year-end Rate	Change %	2016 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	n/a	6.91	6.91	n/a	6.91
Chad	CFA Franc (XAF)	571	580	3.99%	588	558	12.00	600
Colombia	Peso (COP)	2,973	3,250	8.91%	2,961	2,984	1.00	3,049
Costa Rica	Costa Rican Colon (CRC)	578	608	6.12%	571	573	(2.00)	551
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	4.63	4.82	9.12%	4.36	4.42	(5.00)	3.92
Guatemala	Quetzal (GTQ)	7.52	7.74	5.41%	7.36	7.34	2.00	7.61
Honduras	Lempira (HNL)	23.99	24.42	3.19%	23.58	23.67	—	22.92
Luxembourg	Euro (EUR)	0.85	0.87	5.08%	0.89	0.83	12.00	0.91
Nicaragua	Cordoba (NIO)	31.55	32.33	5%	30.05	30.79	(5.00)	28.62
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	5,743	5,961	6.64%	5,626	5,590	3.00	5,686
Sweden	Krona (SEK)	8.71	8.85	8.23%	8.53	8.18	10.00	8.58
Tanzania	Shilling (TZS)	2,274	2,299	2.42%	2,233	2,245	(3.00)	2,183
United Kingdom	Pound (GBP)	0.75	0.78	5.93%	0.77	0.74	9.00	0.74
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
New and amended IFRS accounting standards
The following changes to standards effective for annual periods starting on January 1, 2018 have been adopted by the Group:

•
IFRS 15 “Contracts with customers” establishes a five-step model related to revenue recognition from contracts with customers. Under IFRS 15, revenue is recognized at amounts that reflect the consideration that an entity expects to be entitled to in exchange for transferring goods or services to a customer. The Group adopted the accounting standard on January 1, 2018 using the modified retrospective method which had an immaterial impact on its Group financial statements. IFRS 15 mainly affects the timing of recognition of revenue as it introduces more differences between the billing and the recognition of the revenue and, in some cases, the recognition of the revenue as a principal (gross) or as an agent (net). However, it does not affect the cash flows generated by the Group.

As a consequence of adopting this Standard:

1)
some revenue is recognized earlier, as a larger portion of the total consideration received in a bundled contract is attributable to the component delivered at contract inception (i.e. typically a subsidized handset). Therefore, this produces a shift from service revenue (which decreases) to the benefit of Telephone and Equipment revenue. This results in the recognition of a Contract Asset on the statement of financial position, as more revenue is recognized upfront, while the cash will be received throughout the subscription period (which is usually between 12 to 36 months). Contract Assets (and liabilities) are reported on a separate line in current assets / liabilities even if their realization period is longer than 12 months. This is because they are realized / settled as part of the normal operating cycle of our core business.

2)
the cost incurred to obtain a contract (mainly commissions) is now capitalized in the statement of financial position and amortized over the average contract term. This results in the recognition of Contract Costs being capitalized under non-current assets on the statement of financial position.

3)
the Group recognizes revenue from its wholesale carrier business on a net basis as an agent rather than as a principal under the modified retrospective IFRS 15 transition. Except for this effect, there were no other material changes for the purpose of determining whether the Group acts as principal or an agent in the sale of products.

4)	the presentation of certain material amounts in the consolidated statement of financial position has been changed to reflect the terminology of IFRS 15:

a.	Contract assets recognized in relation to service contracts.

b.	Contract costs in relation to capitalized cost incurred to obtain a contract (mainly commissions).

c.	Contract liabilities in relation to service contracts were previously included in trade and other payables.
The Group has adopted the standard using the modified retrospective method. Hence, the cumulative effect of initially applying the Standard has been recognized as an adjustment to the opening balance of retained earnings as at January 1, 2018 and comparative financial statements have not been restated in accordance with the transitional provisions in IFRS 15. The impact on the opening balance of retained profits as at January 1, 2018 is summarized in the table set out at the end of this section.
Additionally, the Group has decided to take some of the practical expedients foreseen in the Standard, such as:

•
No adjustment to the transaction price for the means of a financing component whenever the period between the transfer of a promised good or service to a customer and the associated payment is one year or less; when the period is more than one year the financing component is adjusted, if material.

•
Disclosure in the Group Financial Statements the transaction price allocated to unsatisfied performance obligations only for contracts that have an original expected duration of more than one year (e.g. unsatisfied performance obligations for contracts that have an original duration of one year or less are not disclosed).

•
Application of the practical expedient not to disclose the price allocated to unsatisfied performance obligations, if the consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e, if billing corresponds to accounting revenue).

•
Application of the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that otherwise would have been recognized is one year or less.

•	Revenue recognition accounting principles are further described in Note B.1.1.

•
IFRS 9 “Financial Instruments” addresses the classification, measurement and recognition and impairments of financial assets and financial liabilities as well as hedge accounting. It replaces the parts of IAS 39 that relate to the classification and measurement of financial instruments. IFRS 9 requires financial assets to be classified into two measurement categories: those measured at fair value and those measured at amortized cost. The determination is made at initial recognition. The classification depends on the Group’s business model for managing its financial instruments and the contractual cash flow characteristics of the instrument. For financial liabilities, the standard retains most of the IAS 39 requirements. The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change due to an entity’s own credit risk is recorded in other comprehensive income rather than the income statement, unless this creates an accounting mismatch. A final standard on hedging (excluding macro-hedging) was issued in November 2013 which aligns hedge accounting more closely with risk management and allows to continue hedge accounting under IAS 39. IFRS 9 also clarifies the accounting for certain modifications and exchanges of financial liabilities measured at amortized cost.

The application of IFRS 9 did not have an impact for the Group on classification, measurement and recognition of financial assets and financial liabilities compared to IAS 39, but it has an impact on impairment of trade receivables and contracts assets (IFRS 15) as well as on amounts due from joint ventures and related parties - with the application of the expected credit loss model instead of the current incurred loss model. As permitted under IFRS 9, the Group adopted the standard without restating comparatives for classification, measurement and impairment. Hence, the cumulative effect of initially applying the Standard has been recognized as an adjustment to the opening balance of retained profits at January 1, 2018. The impact on the opening balance of retained profits at January 1, 2018 is summarized in the table set out at the end of this section. Additionally, the Group continues applying IAS 39 rules with respect to hedge accounting. Finally, the clarification introduced by IFRS 9 on the accounting for certain modifications and exchanges of financial liabilities measured at amortized cost did not have an impact for the Group.
Financial instruments accounting principles are further described in Note C.6.
The application of IFRS 15 and IFRS 9 had the following impact on the Group financial statements at January 1, 2018:

	As at January 1, 2018 before application	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9	As at January 1, 2018 after application	Reason for the change
	(US$ millions)
FINANCIAL POSITION
ASSETS
Investment in joint ventures (non-current)	2,966	27	(4)	2,989	(i)
Contract costs, net (non-current) NEW	—	4	—	4	(ii)
Deferred tax asset	180	—	10	191	(viii)
Other non-current assets	113	—	(1)	113	(iii)
Trade receivables, net (current)	386	—	(47)	339	(iv)
Contract assets, net (current) NEW	—	29	(1)	28	(v)
LIABILITIES
Contract liabilities (current) NEW	—	51	—	51	(vi)
Provisions and other current liabilities	425	(46)	—	379	(vii)
Deferred tax liability (non-current)	56	7	(1)	62	(viii)
EQUITY
Retained profits and loss for the year	3,035	48	(38)	3,045	(ix)
Non-controlling interests	185	—	(5)	181	(ix)

(i)	Impact of application of IFRS 15 and IFRS 9 for our joint ventures in Guatemala, Honduras and Ghana.

(ii)	This mainly represents commissions capitalized and amortized over the average contract term.

(iii)	Effect of the application of the expected credit losses required by IFRS 9 on amounts due from joint ventures.

(iv)	Effect of the application of the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

(v)
Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which is usually between 12 to 36 months).

(vi)
This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.

(vii)	Reclassification of deferred revenue to contract liabilities - see previous paragraph.

(viii)	Tax effects of the above adjustments.

(ix)	Cumulative catch-up effect.
As of January 1, 2018, IFRS 9 and IFRS 15 implementations had no impact on the statement of cash flows or on EPS.
The following summarizes the amount by which each financial statement line item is affected in the current reporting year by the application of IFRS 15 as compared to previous standard and interpretations:

	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
	(US$ millions)
INCOME STATEMENT
Total revenue	4,074	4,151	(77)	(i)
Cost of sales	(1,146)	(1,194)	48	(ii)
Operating expenses	(1,674)	(1,714)	40	(ii)
Share of profit in the joint ventures in Guatemala and Honduras	154	152	2	(iii)
Tax impact	(116)	(115)	(1)	(iv)

(i)
Mainly for adjustments for "principal vs agent" considerations under IFRS 15 for wholesale carrier business, as well as for the shift in the timing of revenue recognition due to the reallocation of revenue from service (over time) to telephone and equipment revenue (point in time).

(ii)
Mainly for the reallocation of cost for selling devices due to shift from service revenue to telephone and equipment revenue, for the capitalization and amortization of contract costs and for adjustments for "principal vs agent" under IFRS 15 for wholesale carrier business.

(iii)	Impact of IFRS 15 related to our share of profit in our joint ventures in Guatemala and Honduras.

(iv)	Tax effects of the above adjustments.

	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
	(US$ millions)
FINANCIAL POSITION
ASSETS
Investment in joint ventures (non-current)	2,867	2,839	28	(i)
Contract costs, net (non-current)	4	—	4	(ii)
Deferred tax assets	202	200	2	(vi)
Contract assets, net (current)	37	—	37	(iii)
LIABILITIES
Contract liabilities (current)	87	—	87	(iv)
Provisions and other current liabilities	494	576	(82)	(v)
Current income tax liabilities	58	55	3	(vi)
Deferred tax liabilities (non-current)	233	226	7	(vi)
EQUITY
Retained profits and loss for the year	2,525	2,468	57	(vii)
Non-controlling interests	249	246	3	(vii)

(i)	Impact of application of IFRS 15 for our joint ventures in Guatemala, Honduras and Ghana.

(ii)	This mainly represents commissions capitalized and amortized over the average contract term.

(iii)
Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which are usually between 12 to 36 months). Throughout the year ended December 31, 2018 no material impairment loss has been recognized.

(iv)
This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises the revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.

(v)	Reclassification of deferred revenue to contract liabilities - see previous paragraph.

(vi)	Tax effects of the above adjustments.

(vii)	Cumulative catch-up effect and IFRS 15 effect in the current year.
The application of the following new standards or interpretations applicable on January 1, 2018 did not have an impact for the Group:

•	Amendments to IFRS 2, ‘Share based payments’, on clarifying how to account for certain types of share-based payment transactions.

•	Amendments to IFRS 4, ‘Insurance contracts’ regarding the implementation of IFRS 9, ‘Financial instruments’.

•
IFRIC 22 ‘Foreign currency transactions and advance consideration’ regarding foreign currency transactions or parts of transactions where there is consideration that is denominated or priced in a foreign currency.

•	Annual improvements to IFRS Standards 2014-2016.
There are no other significant changes to standards effective for the annual year starting on January 1, 2018.
The following standard, which is expected to materially affect the Group, will be effective from January 1, 2019:

•
IFRS 16 “Leases” will primarily affect the accounting for the Group’s operating leases. These commitments will result in the recognition of a right of use asset and a lease liability for future payments. The application of this standard will affect the Group’s depreciation, debt and other financing and leverage ratios. The change in presentation of operating lease expenses will result in a corresponding improvement in cash flows derived from operating activities and a decline in cash flows from financing activities.

The Group will adopt the standard using the modified retrospective approach with the cumulative effect of applying the new Standard recognized in retained profits as of January 1, 2019. Comparatives for the 2018 financial statements will not be restated.
Short-term leases with a term not exceeding the 12 months as well as leases where the underlying asset is of low value will not be capitalized: instead, Millicom will use the practical expedient and associated lease payments will be recognized as an expense.
Furthermore, the Group has taken the additional following decisions to adopt the standard:

•	Non-lease components will be capitalized (IFRS16.15)

•	Intangible assets are out of IFRS 16 scope (IFRS16.4)

At transition date, the Group will recognize lease liabilities in relation to leases which had previously been classified as operating leases under the principles of IAS 17 Leases (such as site leases, land and buildings leases, etc). These liabilities will be measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The right-of-use asset will be measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application.
According to the new Standard, Millicom shall determine the lease term including any lessee's extension or termination option that is deemed reasonably certain as well as lessors' extension or termination option. The assessment of such options shall be performed at the commencement of a lease. This requires judgment by the management of Millicom, which may have a significant impact on the lease liability recognized under IFRS 16.
Measuring the lease liability at the present value of the remaining lease payments requires using an appropriate discount rate in accordance with IFRS 16. Millicom uses the interest rate implicit in the lease or if that cannot be determined, the incremental borrowing rate at the date of the lease commencement. Millicom renders this judgment in accordance with its accounting policy on leases. The incremental borrowing rate applied can have a significant impact on the net present value of the lease liability recognized under IFRS 16.
Under the new Standard, the accounting of sale and leaseback transactions will change as the underlying sale transaction needs to be firstly analyzed using the guidance of IFRS 15. The seller/lessee recognizes a right-of-use asset in the amount of the proportional original carrying amount that relates to the right of use retained. Accordingly, only the proportional amount of gain or loss from the sale must be recognized. The impact from sale and leaseback transactions will not be material for Millicom Group as of the date of initial application.
While the Group is finalizing the implementation of the new Standard, as a preliminary result, it expects to recognize additional lease liabilities of approximately $600 million. The impact on retained profits is expected to be immaterial.

Further changes to standards not yet effective and not early adopted by Millicom on January 1, 2018

Amendment to IFRS 9, Financial instruments’, on prepayment features with negative compensation
This amendment confirms that when a financial liability measured at amortized cost is modified without this resulting in de-recognition, a gain or loss should be recognized immediately in profit or loss. The gain or loss is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. This means that the difference cannot be spread over the remaining life of the instrument which may be a change in practice from IAS 39.
The Group expects this amendment to have an impact in the future on the consolidated financial statements in case of a modification of a financial liability measured at amortized cost.
January 1, 2019
IFRIC 23 Uncertainty over income tax treatments
IFRIC 23 clarifies how the recognition and measurement requirements of IAS 12 Income taxes, are applied where there is uncertainty over income tax treatments. The interpretation is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted. The Group is currently assessing the impact of this interpretation but does not expect any significant effect of applying it.
January 1, 2019
Annual improvements 2015-2017
These amendments impact four standards: IFRS 3, Business Combinations and IFRS 11 Joint Arrangements regarding previously held interest in a joint operation. IAS 12, Income Taxes regarding income tax consequences of payments on financial instruments classified as equity. And finally, IAS 23, Borrowing Costs regarding eligibility for capitalization. Again, the Group does not expect these improvements to have a material impact on the consolidated financial statements. These improvements have not been endorsed by the EU yet.
January 1, 2019
Amendments to IAS 19, ‘Employee benefits’ on plan amendment, curtailment or settlement’
These amendments require an entity to:
• use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and
• recognize in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognized because of the impact of the asset ceiling.
The Group does not expect these amendments to have a material impact on the consolidated financial statements. These amendments have not been endorsed by the EU yet.
January 1, 2019

Amendments to IFRS 3 –definition of a business
This amendment revises the definition of a business. The Group does not expect these amendments to have a material impact on the consolidated financial statements. These amendments have not been endorsed by the EU yet.
January 1, 2020
Amendments to IAS 1, ‘Presentation of financial statements’, and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’
These amendments to IAS 1, ‘Presentation of financial statements’, and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’, and consequential amendments to other IFRSs:
i) use a consistent definition of materiality throughout IFRSs and the Conceptual Framework for Financial Reporting; ii) clarify the explanation of the definition of material; and iii) incorporate some of the guidance in IAS 1 about immaterial information.
The Group does not expect these amendments to have a material impact on the consolidated financial statements. These amendments have not been endorsed by the EU yet.
January 1, 2020
Judgments and critical estimates
The preparation of IFRS financial statements requires management to use judgment in applying accounting policies. It also requires the use of certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management's best knowledge of current events, actions and best estimates as of a specified date, and actual results may ultimately differ from these estimates. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in each note and are summarized below:
Judgments
Management apply judgment in accounting treatment and accounting policies in preparation of these financial statements. In particular, a significant level of judgment is applied regarding the following items:

•	Contingent liabilities – whether or not a provision should be recorded for any potential liabilities (see note G.3.);

•	Leases – whether the substance of leases meets the IFRS criteria for recognition as finance or operating leases or services contracts, or elements of each (see notes E.2. and G.2.);

•
Control – whether Millicom, through voting rights and potential voting rights attached to shares held, or by way of shareholders’ agreements or other factors, has the ability to direct the relevant activities of the subsidiaries it consolidates, or jointly direct the relevant activities of its joint ventures (see notes A.1., A.2.);

•	Discontinued operations and assets held for sale – definition, classification and presentation (see notes A.4., E.3.1.) as well as measurement of potential provisions related to indemnities;

•	Deferred tax assets – recognition based on likely timing and level of future taxable profits together with future tax planning strategies (see notes B.6.3. and G.3.2.);

•
Acquisitions – measurement at fair value of existing and newly identified assets, including the measurement of property, plant and equipment and intangible assets, liabilities and remaining goodwill; the assessment of useful lives; as well as the accounting treatment for transaction costs (see notes A.1.2., E.1.1., E.1.5., E.2.1.);

•	Defined benefit obligations – key assumptions related to life expectancies, salary increases and leaving rates, mainly related to UNE Colombia (see note B.4.3.);

•	Impairment testing – key assumptions related to future business performance, perpetual growth rates and discount rates (see notes E.1.2., E.1.6., E.2.2.).

•	Revenue recognition – whether or not the Group acts as principal or as an agent and when there is one or several performance obligations (see note B.1.1.).
Estimates
Estimates are based on historical experience and other factors, including reasonable expectations of future events. These factors are reviewed in preparation of the financial statements although, due to inherent uncertainties in the evaluation process, actual results may differ from original estimates. Estimates are subject to change as new information becomes available and may significantly affect future operating results. Significant estimates have been applied in respect of the following items:

•
Accounting for property, plant and equipment, and intangible assets in determining fair values at acquisition dates, particularly for assets acquired in business combinations and sale and leaseback transactions (see note E.2.1.);

•	Useful lives of property, plant and equipment and intangible assets (see notes E.1.1., E.2.1.);

•	Provisions, in particular provisions for asset retirement obligations, legal and tax risks (see note F.4.);

•	Revenue recognition (see note B.1.1.);

•	Impairment testing including weighted average cost of capital (WACC) and long term growth rates (see note E.1.6.);

•	Estimates for defined benefit obligations (see note B.4.3.);

•	Accounting for share-based compensation in particular estimates of forfeitures and future performance criteria (see notes B.4.1., B.4.2.).